CONTINGENCY	9 Months Ended
Jun. 30, 2011
Contingency [Abstract]
Legal Matters and Contingencies [Text Block]
NOTE 9        CONTINGENCY

On August 24, 2011, the Company and its President, Dr. Song Jin were named defendants in a breach of contract claim filed by Ciris Energy, Inc. arising from a covenant not to complete and confidentiality agreements entered into by Dr. Jin while employed at Ciris Energy.  The complaint also alleges that the Company committed tortuous interference with Ciris' contractual relationship with Dr. Jin by inducing Dr. Jin to breach his employment relationships and employment obligations to Ciris Energy.  The complaint seeks unspecified damages from Dr. Jin and the Company and injunctive relief, including a preliminary injunction and permanent injunction to compelling Dr. Jin to comply with the Non-Competition, Non-Disclosure and Assignments of Inventions Agreement entered into by Dr. Jin during this employment with Ciris in July 2009.  The Company believes that both the Company and Dr. Jin have valid defenses and they intend to vigorously defend again the allegations.  The Company has not accrued any losses as a result of this litigation as of June 30, 2011.